Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenue From Contract With Customers

The Company’s revenue from contracts with customers is shown in the table below:

	Year Ended December 31,
	2020	2019

Revenue
Product revenue:
Appliance sales to integrated providers	$4,547,883	$2,917,095
Center revenue	341,957	1,432,528
Total product revenue	4,889,840	4,349,623

Service revenue
VIP	7,540,718	6,742,283
Billing intelligence services	620,094	256,415
Sponsorship/seminar/other	15,585	44,956
Total service revenue	8,176,397	7,043,654

Total revenue	$13,066,237	$11,393,277

Schedule of Contract Liability

The opening and closing balances of the Company’s contract liability are as follows:

	2020	2019
Beginning balance, January 1	$2,947,565	$889,508
New contracts	7,531,145	8,800,340
Revenue recognized	(7,540,718)	(6,742,283)
Ending balance, December 31	$2,937,992	$2,947,565